Other Reserves - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share Capital, Reserves And Other Equity Interest [Abstract]
Tax related to vested awards	$ 45	$ 71	$ 11